Fixed Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 8 – Fixed Assets

The Company has acquired all its office and field work equipment with cash payments and financial institution loans. The total fixed assets consist of land and building, vehicles, office furniture, tools and various equipment items and the totals are as follows:

Asset	September 30, 2021	December 31, 2020
Land and Building	$326,400	$326,400
Equipment	171,912	173,991
Accumulated depreciation	(123,345)	(106,504)
Fixed Assets, net of accumulated depreciation	$374,967	$393,887

Depreciation expense for the nine months ended September 30, 2021 and the year ended December 31, 2020 was $16,841 and $13,486, respectively.

On December 31, 2019, the Company purchased a building at 2505 N Alvernon consisting of 4,800 SF building and approximately ½ acre of land. The property was financed by a $25,000 loan from Green Capital (GCSG) and a mortgage from the seller for the $300,000 balance. The purchase price was $325,000 plus closing costs of $1,400.

Note 8 – Fixed Assets

The Company has acquired all its office and field work equipment with cash payments and financial institution loans. The total fixed assets consist of land and building, vehicles, office furniture, tools and various equipment items and the totals are as follows:

	December 31,	December 31,
Asset	2020	2019
Land and Building	$326,400	$326,400
Equipment	173,991	121,556
Accumulated depreciation	(106,504)	(93,018)
Fixed Assets, net of accumulated depreciation	$393,887	$354,938

Depreciation expenses for the years ended December 31, 2020 and 2019 was $13,486 and $10,213 respectively.

On December 31, 2019 the Company purchased a building at 2505 N Alvernon consisting of 4,800 SF building and approximately ½ acre of land. The property was financed by a $25,000 loan from Green Capital (GCSG) and a mortgage from the seller for the $300,000 balance. The purchase price was $325,000 plus closing costs of $1,400.